Possible Impact of Amendments, New Standards and Interpretations Issued But Not Yet Effective for the Year Ended 31 December 2022 (Tables)	12 Months Ended
Dec. 31, 2022
Possible Impact Of Amendments New Accounting Standards And Interpretations Issued But Not Yet Effective [Abstract]
Summary of Number of Amendments, New Standards and Interpretations Which are Not Yet Effective

Effective for accounting periods beginning on or after
IFRS 17, Insurance contracts	1 January 2023
Amendments to IAS 1, Presentation of financial statements: Classification of liabilities as current or non-current	1 January 2023
Amendments to IAS 1, Presentation of financial statements and IFRS Practice Statement 2, Making materiality judgements: Disclosure of accounting policies	1 January 2023
Amendments to IAS 8, Accounting policies, changes in accounting estimates and errors: Definition of accounting estimates	1 January 2023
Amendments to IAS 12, Income taxes: Deferred tax related to assets and liabilities arising from a single transaction	1 January 2023